S-K 1603, SPAC Sponsor; Conflicts of Interest	May 29, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Gregory Ethridge	—
Joshua Ernst	—
Rich Riley	Sitemetric, LLC	Provider of data center construction site technology and services	Chief Executive Officer and Board Director
	Arccos Golf	A golf performance tracking system	Board Director and Chair of the Compensation Committee
Amir Husain	WorldQuandt Foundry	Early-stage incubation platform	Chairman of the Board of Directors
	Avathon (formerly SparkCognition Inc.)	An award-winning artificial intelligence company specializing in advanced software solutions for industrial and enterprise applications	Board Director
	Argon Mechatronics	A next-generation robotics and physical autonomy company that builds robots optimized for precision manufacturing environments	Co-founder
Individual(1)	Entity	Entity’s Business	Affiliation
	SpecFive LLC	A mesh networking company focused on software and hardware for instant-on mesh network experiences	Founder and Chairman of the Board of Directors
	Navigate	A decentralized data platform	Chairman of the Board of Directors
Benjamin Doramus	D2 Asset Management	An investment firm focused on credit and asset-based investing	Co-founder and Managing Partner
	SEMPRE, Inc.,	Technology company that develops resilient communications and edge computing infrastructure for mission-critical environments	Co-Founder and Chairman of the Board

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(1)      Each individual listed has a fiduciary duty or a contractual obligation with respect to each of the listed entities opposite from his/her name.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved, including Vine Hill Capital Investment Corp. II. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. In our post-IPO discussions with any potential targets our management team and our sponsor will ensure that the target has a clear understanding that it will transact with us and with no other special purpose acquisition company that may be sponsored by our management team.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants (and the underlying securities), as summarized in the table below. For more information on non-contractual resale restrictions, also see “Securities Eligible for Future Sale — Rule 144,” “Securities Eligible for Future Sale — Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Securities Eligible for Future Sale — Summary of resale restrictions.”

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier to occur of (B) 180 days after the completion of our initial business combination and subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

Our sponsor, directors and officers

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased;

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

(f) distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Private placement warrants and warrants that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above	Same as above